Income Tax - Additional Information (Detail) - XL Hybrids, Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Increase decrease in deferred tax asset valuation allowance	$ 3,733
Domestic Tax Authority [Member]
Operating loss carryforwards	57,195
Income tax credits	953
Domestic Tax Authority [Member] | Expiration From 2029 Through 2037 Tax Year [Member]
Operating loss carryforwards, subject to expiration	31,633
Domestic Tax Authority [Member] | Not Subject to Expiration [Member]
Operating loss carryforwards, not subject to expiration	25,562
State and Local Jurisdiction [Member]
Operating loss carryforwards	50,139
Income tax credits	$ 492